Acquisitions, disposals and discontinued operations - Acquisition of significant influence in ADAH (Details) - Advanced Digital Applications Holding Ltd (ADAH) ₽ in Millions, $ in Millions		1 Months Ended	12 Months Ended
	Dec. 31, 2022	Sep. 30, 2022 USD ($)	Dec. 31, 2022	Sep. 30, 2022 RUB (₽)
Disclosure of associates
Proportion of ownership interest in associate	9.91%	9.90%	9.90%
Maximum percentage of stake that the company has option to increase		26.00%
Cash consideration transferred		$ 11		₽ 660
Fair value of option received from ADAH				(333)
Total consideration				327
Net assets acquired:
Intangible assets				408
Accounts receivable				610
Cash and cash equivalents				603
Other assets				25
Debt				(512)
Trade and other payables				(204)
Other liabilities				(57)
Total identifiable net assets at fair value				873
Group's share of net assets acquired				86
Goodwill arising on acquisition				₽ 241